Members' Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended				3 Months Ended				12 Months Ended		3 Months Ended				3 Months Ended
	Mar. 31, 2014 Incentive units, Tier I and Tier IA [Member]	Dec. 31, 2013 Incentive units [Member]	Mar. 31, 2014 Incentive units, Tier I, Tier IA and Tier II [Member]	Mar. 31, 2014 Incentive units, Tier IA and Tier II [Member]	Dec. 31, 2013 Incentive units, Tier III and Tier IV [Member]	Mar. 31, 2014 Remainder of 2014 [Member] Incentive units, Tier IA and Tier II [Member]	Mar. 31, 2014 2015 [Member] Incentive units, Tier IA and Tier II [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Incentive units, Tier I and Tier IA [Member]	Dec. 31, 2013 Predecessor [Member] Incentive units [Member]	Mar. 31, 2014 Predecessor [Member] Incentive units, Tier I, Tier IA and Tier II [Member] Subsequent event [Member]	Mar. 31, 2014 Predecessor [Member] Incentive units, Tier IA and Tier II [Member] Subsequent event [Member]	Mar. 31, 2014 Predecessor [Member] Incentive units, Tier III and Tier IV [Member] Subsequent event [Member]	Mar. 31, 2014 Predecessor [Member] Remainder of 2014 [Member] Incentive units, Tier IA and Tier II [Member] Subsequent event [Member]	Mar. 31, 2014 Predecessor [Member] 2015 [Member] Incentive units, Tier IA and Tier II [Member]
Capital Unit [Line Items]
Contributed capital								$ 185.1	$ 184.8	$ 184.8
Award vesting period	3 years										3 years
Unrecognized compensation expense		16.2		1.5	3.5	0.7						16.2		1.5	3.5	0.7
Share-based compensation expense			$ 11.2				$ 0.8						$ 11.2				$ 0.8